Convertible Notes and Warrants	3 Months Ended
Mar. 31, 2025
Convertible Notes and Warrants [Abstract]
CONVERTIBLE NOTES AND WARRANTS

10. CONVERTIBLE NOTES AND WARRANTS

A summary of the Company’s convertible notes for the respective periods presented is as follows:

The December 2024 Initial Investor Note

	March 31, 2025	December 31, 2024
December 2024 Initial Investor Note	$20,000,000	$20,000,000
Convertible debt, gross	20,000,000	20,000,000
Less:
Debt discount, net of amortization	6,213,572	6,636,805
Debt issuance costs, net of amortization	1,507,602	1,610,291
Convertible debt, net	12,278,826	11,752,904
Less: Current portion of long-term debt	—	11,752,904
December 2024 convertible note, net – long-term	$12,278,826	$—

In December 2024, the Company entered into a Securities Purchase Agreement (the “December 2024 SPA”) with an institutional investor (the “Investor”) for the sale of a Senior Secured Convertible Note which is convertible into shares of the Company’s common stock. The Company executed the December 2024 SPA and consummated the issuance of (i) an Initial Note in the principal amount of $20,000,000 with a conversion price of $11.50 per share (the “December 2024 Initial Investor Note”), and (ii) Series A, Series B, and Series C warrants to initially acquire up to 869,565, 500,000, and 869,565 additional shares of the Company’s common stock, respectively, with an initial exercise price of $12.50, $0.001, and $11.50 per share of common stock, respectively, subject to adjustment (collectively, the “Investor Warrants”). Fold may issue to the Investor an additional Senior Secured Convertible Note in an aggregate principal amount of up to $10,000,000 (the “Additional Investor Note” and, together with the December 2024 Initial Investor Note, the “Investor Notes”), subject to the mutual discretion of Fold and the Investor.

On February 14, 2025, following the finalization of the Merger, the maturity of the December 2024 Initial Investor Note extended from 10 months to 36 months from Fold’s public listing event (the “Public Company Date”) and was reclassified from a current liability to long term liability. The Series A warrants were exercisable immediately and expire eight years from the date of issuance. The Series B and Series C warrants became exercisable at the time of Fold’s Public Company Date and expire eight years from the date of issuance and one year from the Public Company Date, respectively. Following the Public Company Date, the Investor exercised the Series B warrants in a cashless exercise, acquiring the 500,000 shares of common stock at $0.001 per share.

As of March 31, 2025, the principal amount outstanding under the December 2024 Initial Investor Note was $20.0 million. The December 2024 Initial Investor Note is secured by Fold’s assets as collateral, including 300 bitcoin held within Fold’s digital asset Investment Treasury. The Company has included the net balance of the December 2024 Initial Investor Note within non-current liabilities, as the maturity date was extended from 10 months to 36 months due to the Public Company Date.

The Company has accounted for the December 2024 Initial Investor Note and the Investor Warrants using the relative fair value allocation method on the date of issuance. The estimated fair values of the December 2024 Initial Investor Note and Investor Warrants were calculated under a Black-Scholes model utilizing the enterprise valuation of Fold’s common shares as of the issuance date. The Company has elected not to subsequently remeasure the convertible note. Further, the Company concluded that the Investor’s right to acquire the Additional Investor Note is separately exercisable from the December 2024 Initial Investor Note and the Investor Warrants. Each of the Investor Notes will be sold at an original issue discount of 5%.

The Company recorded interest expense under the December 2024 Initial Investor Note based on a stated interest rate of 12% per annum, as well as the amortization of the debt discount and debt issuance costs, which the Company computed using the effective interest method. The debt discount represents the 5% original issue discount, as well as the bifurcation of the value ascribed to the Investor Warrants on a relative fair value basis, after separately valuing the warrants and the December 2024 Initial Investor Note.

Total interest expense recognized related to the December 2024 Initial Investor Note for the three months ended March 31, 2025 was $1.1 million, comprised of an accrual of contractual interest expense of $0.6 million and $0.5 million of amortization of the debt discount and debt issuance costs. Interest is calculated on the basis of a 360-day year and is payable quarterly starting March 31, 2025, in cash or paid-in-kind and capitalized to the loan balance (“PIK”) until the Public Company Date. Subsequent to that date, interest is payable in cash or shares (or a combination thereof). Interest expense on the December 2024 Initial Investor Note commenced accruing on the date of issuance.

The December 2024 Initial Investor Note, plus accrued and unpaid interest, is convertible at any time, at the Investor’s option, into shares of the Company’s common stock at an initial fixed conversion price of $11.50 per share, subject to certain adjustments and alternative conditions. Upon a change of control of the Company, the Investor may require the Company to redeem all, or any portion, of the December 2024 Initial Investor Note at a price stipulated by certain conditions as discussed within the December 2024 SPA.

The December 2024 Initial Investor Note provides for certain events of default, including, among other things, any breach of the covenants described in the December 2024 SPA. In connection with an event of default, the Investor may require the Company to redeem all or any portion of the December 2024 Initial Investor Note at a premium set forth in the December 2024 SPA. The Company is also subject to certain customary affirmative and negative covenants regarding the rank of the December 2024 Initial Investor Note, the incurrence of indebtedness, the existence of liens, the repayment of indebtedness, the payment of cash in respect of dividends, distributions or redemptions, the transfer of assets, the maturity of other indebtedness, and transactions with affiliates, among other customary matters. As of March 31, 2025, the Company was in compliance with all covenants and there have been no events of default during the period.

The March 2025 Investor Note

	March 31, 2025	December 31, 2024
March 2025 Investor Note	$46,279,500	$—
Fair value adjustment	6,534,143	—
March 2025 investor note – related party	$52,813,643	$—

On March 6, 2025, Fold entered into a Securities Purchase Agreement (the “March 2025 SPA”) with a related party (the “Investor”), pursuant to which Fold issued to the Investor (i) a Convertible Note in an aggregate principal amount of $46.3 million (the “March 2025 Investor Note”), which is convertible into shares of Common Stock at any time, at the option of the Investor, at a conversion price of $12.50 per share, (ii) warrants exercisable for 925,590 shares of Common Stock with an exercise price of $15.00 per share (the “March 2025 Warrants”, and (iii) an aggregate of 750,000 shares of Common Stock (the “Closing Shares”).

As of March 31, 2025, the principal amount outstanding under the March 2025 Investor Note was $46.3 million and the fair value was $52.8 million. The aggregate principal amount outstanding under the March 2025 Investor Note, plus accrued and unpaid interest, is convertible at any time, at the Investor’s option, into shares of the Company’s common stock at an initial fixed conversion price of $12.50 per share, subject to certain adjustments and alternative conditions. The Company also has a forced conversion right, which is exercisable on the occurrence of certain conditions set forth in the Note, pursuant to which it can cause a portion of the unpaid and outstanding note to be converted into shares of the Company’s common stock at the Conversion Price. Specifically, the March 2025 Investor Note has six triggering events which occur when the Company’s stock price is greater than or equal to $15.00 through $40.00. Upon the occurrence of each triggering event, the March 2025 Investor Note will automatically convert into the specified number of shares outlined by each individual triggering event.

The March 2025 Investor Note was funded with 475 bitcoin, net of 25 bitcoin of which was paid to the Investor as prepayment for the first year of interest. This bitcoin will be included in the Company’s Digital Assets — Investment Treasury and will be held as collateral to secure the March 2025 Investor Note until maturity or conversion of the Note. On the maturity date, the Company shall transfer to the Investor the balance of any bitcoin not previously released to the Company upon conversion of the March 2025 Investor Note to Common Stock, with a maximum potential repayment of 500 bitcoin if no amounts convert to Common Stock during the life of the note. No cash payments by Fold are contemplated under the Note.

The Company has elected to account for the March 2025 Investor Note using the fair value option and will remeasure the March 2025 Investor Note at each reporting period. As of the date of issuance, the fair value of the March 2025 Investor Note was $59.0 million which exceeded the proceeds received of $46.3 million. The $12.7 million excess of the fair value over the net proceeds received has been recorded as a loss within the condensed statements of operations for the three months ended March 31, 2025.

During the three months ended March 31, 2025, the Company recorded a $6.2 million gain due to changes in fair value of the March 2025 Investor Note.

The Company separately valued the March 2025 Warrants and Closing Shares issued at $3.8 million and $5.8 million, respectively. The Company considered those amounts as costs and fees incurred upon issuance of the debt. Since those costs and fees were incurred in connection with an instrument entered into with a related party that is subsequently being measured at fair value, the Company expensed the full $9.6 million immediately in the period. The March 2025 Warrants were analyzed in accordance with ASC 815-40 and determined to meet the requirements for equity classification. The estimated fair value of the March 2025 Warrants were calculated under a Black-Scholes model as of the issuance date. The March 2025 Warrants expire five years from the date of issuance and the March 2025 Investor Note matures on March 6, 2030.

The Investor Note will accrue interest at a rate of 7.0% per annum, payable quarterly in shares of Common Stock valued at $12.50 per share. Total interest expense recognized related to the March 2025 Investor Note for the three months ended March 31, 2025 was $0.1 million. Pursuant to the March 2025 SPA, the Company prepaid one year of interest in the form of 25 bitcoin and will amortize that prepaid interest through March 31, 2026. The prepaid interest has been recorded within prepaid expenses and other current assets on the condensed balance sheet. Beginning April 1, 2026, interest will be calculated on the basis of a 360-day year and stated interest rate of 7% per annum. Interest is payable quarterly in paid-in-kind shares of Common Stock.

The March 2025 Investor Note provides for certain events of default. In connection with an event of default, the Investor may require the Company to redeem all or any portion of the March 2025 Investor Note by returning to the Holder the amount of Bitcoin Collateral that has not previously been released to the Company in connection with the conversion of the principal into shares of common stock. The Company is also subject to certain customary affirmative and negative covenants regarding the rank of the March 2025 Investor Note, the incurrence of indebtedness, the existence of liens, the repayment of indebtedness, distributions or redemptions, the transfer of assets, and the maturity of other indebtedness, among other customary matters. As of March 31, 2025, the Company was in compliance with all covenants and there have been no events of default during the period.